Discontinued Operations - Additional Information (Detail) - shares	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Number of shares outstanding	100,325,229	100,093,873	100,093,635	71,751,201